UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Schweitzer
Title:    Chief Financial Officer
Phone:    (212) 984-2373

Signature, Place and Date of Signing:


/s/ Scott Schweitzer             New York, New York         February 17, 2009
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $353,405
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                  Fox Point Capital Management LLC
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHRD NONE
--------------                --------------    -----       -------   -------   --- ----   ----------   -----  ----      ---- ----
ADVANCE AUTO PARTS INC              COM        00751Y106    4,206       125,000 SH         Sole                  125,000
AGNICO EAGLE MINES LTD              COM        008474108   12,833       250,000 SH         Sole                  250,000
AMERICAN TOWER CORP                CL A        029912201    7,330       250,000 SH         Sole                  250,000
AMERICAN WTR WKS CO INC NEW         COM        030420103   10,440       500,000 SH         Sole                  500,000
ANNALY CAP MGMT INC                 COM        035710409   19,838     1,250,000 SH         Sole                1,250,000
BARRICK GOLD CORP                   COM        067901108    9,193       250,000 SH         Sole                  250,000
CEPHALON INC                        COM        156708109    9,630       125,000 SH         Sole                  125,000
DUN & BRADSTREET CORP DEL NE        COM        26483E100   13,510       175,000 SH         Sole                  175,000
EAGLE BULK SHIPPING INC             COM        Y2187A101    1,023       150,000 SH         Sole                  150,000
EXXON MOBIL CORP                    COM        30231G102   19,958       250,000 SH         Sole                  250,000
GENCO SHIPPING & TRADING LTD        SHS        Y2685T107    5,550       375,000 SH         Sole                  375,000
GENERAL MTRS CORP                   COM        370442105   12,000     3,750,000 SH         Sole                3,750,000
GILEAD SCIENCES INC                 COM        375558103    6,393       125,000 SH         Sole                  125,000
HASBRO INC                          COM        418056107    7,293       250,000 SH         Sole                  250,000
HOME DEPOT INC                      COM        437076102    5,755       250,000 SH         Sole                  250,000
LABORATORY CORP AMER HLDGS        COM NEW      50540R409   16,103       250,000 SH         Sole                  250,000
LENDER PROCESSING SVCS INC          COM        52602E102    7,363       250,000 SH         Sole                  250,000
LOWES COS INC                       COM        548661107    8,070       375,000 SH         Sole                  375,000
MASTERCARD INC                     CL A        57636Q104   17,866       125,000 SH         Sole                  125,000
MCDONALDS CORP                      COM        580135101   23,321       375,000 SH         Sole                  375,000
METLIFE INC                         COM        59156R108   21,788       625,000 SH         Sole                  625,000
MINEFINDERS LTD                     COM        602900102    1,288       250,000 SH         Sole                  250,000
MYRIAD GENETICS INC                 COM        62855J104    8,283       125,000 SH         Sole                  125,000
PHILIP MORRIS INTL INC              COM        718172109   32,633       750,000 SH         Sole                  750,000
SHERWIN WILLIAMS CO                 COM        824348106    7,469       125,000 SH         Sole                  125,000
STERLITE INDS INDIA LTD             ADS        859737207   11,316     2,050,000 SH         Sole                2,050,000
VERIZON COMMUNICATIONS INC          COM        92343V104    8,475       250,000 SH         Sole                  250,000
VISA INC                         COM CL A      92826C839   26,225       500,000 SH         Sole                  500,000
WELLPOINT INC                       COM        94973V107   10,533       250,000 SH         Sole                  250,000
YAMANA GOLD INC                     COM        98462Y100    7,720     1,000,000 SH         Sole                1,000,000

SK 26105 0001 961108